LIBERTY VARIABLE INVESTMENT TRUST

PROSPECTUS DATED MAY 1, 2002

COLONIAL INTERNATIONAL FUND FOR GROWTH, VARIABLE SERIES

CLASS B SHARES

Trust shares are available only through variable annuity contracts and variable life insurance policies of participating insurance companies.

                                     * * * *

This prospectus must be accompanied by a prospectus for your variable annuity contract or variable life insurance policy. Retain both prospectuses for future reference.

                                     * * * *

Although these securities have been registered with the Securities and Exchange Commission, the Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

NOT FDIC INSURED

MAY LOSE VALUE

NO BANK GUARANTEE

                                TABLE OF CONTENTS

THE TRUST                                                                                                          3

THE FUND                                                                                                           3

Defining Capitalization......................................................................................      3

This section discusses the following topics: Investment Goal, Principal Investment Strategies,
Principal Investment Risks and Performance History

Colonial International Fund for Growth, Variable Series......................................................      4

TRUST MANAGEMENT ORGANIZATIONS                                                                                     7

The Trustees.................................................................................................      7

Investment Advisor:  Liberty Advisory Services Corp..........................................................      7

Investment Sub-Advisor and Portfolio Managers................................................................      7

Rule 12b-1 Plan..............................................................................................      8

Mixed and Shared Funding.....................................................................................      8

OTHER INVESTMENT STRATEGIES AND RISKS                                                                              9

FINANCIAL HIGHLIGHTS                                                                                              11

SHAREHOLDER INFORMATION                                                                                           12

Purchases and Redemptions....................................................................................     12

How the Fund Calculates Net Asset Value......................................................................     12

Dividends and Distributions..................................................................................     12

Tax Consequences.............................................................................................     13

Other Class of Shares........................................................................................     13

                                    THE TRUST

Liberty Variable Investment Trust (Trust) includes seventeen separate mutual funds, each with its own investment goals and strategies. This Prospectus contains information about Colonial International Fund for Growth, Variable Series (Fund). Liberty Advisory Services Corp. (LASC) is the investment advisor to the Fund. LASC has appointed an investment sub-advisor for the Fund, Colonial Management Associates, Inc. (Colonial). Colonial is an affiliate of LASC.

Other funds may be added or deleted from time to time. The Fund offers two classes of shares - Class A and Class B shares. Each share class has its own expense structure. This prospectus contains only Class B shares.

The Fund is an investment option under variable annuity contracts (VA contracts) and variable life insurance policies (VLI policies) issued by life insurance companies (Participating Insurance Companies). Participating Insurance Companies invest in the Fund through separate accounts that they set up for that purpose. Owners of VA contracts and VLI policies invest in sub-accounts of those separate accounts through instructions they give to their insurance company. The principal underwriter of the Fund is Liberty Funds Distributor, Inc. (LFD). LFD is an affiliate of LASC.

The prospectuses of the Participating Insurance Companies' separate accounts describe which funds are available to the purchasers of their VA contracts and VLI policies. The Trust assumes no responsibility for the accuracy of those prospectuses.

                                    THE FUND

DEFINING CAPITALIZATION

A company's market capitalization is simply its stock price multiplied by the number of shares of stock it has outstanding. In the financial markets, companies generally are sorted into one of three capitalization-based categories: large capitalization (large-cap); middle capitalization (mid-cap); or small capitalization (small-cap). In defining a company's market capitalization, the advisor uses capitalization-based categories that are based in part on those of Standard & Poor's Index Services. All market capitalizations are determined at the time of purchase.

LARGE CAPITALIZATION. Large-cap stocks are stocks with market capitalizations greater than $5 billion. In addition, any stock that is represented in the Standard & Poor's 500 Index is considered a large-cap stock.

MIDDLE CAPITALIZATION. Mid-cap stocks are stocks with market capitalizations between $1 billion and the capitalization of the largest stock in the Standard & Poor's MidCap 400 Index (S&P MidCap Index) ($10.4 billion as of December 31,
2001). In addition, any stock that is represented in the S&P MidCap Index is considered a mid-cap stock.

SMALL CAPITALIZATION. Small-cap stocks are stocks with market capitalizations equal to or less than the capitalization of the largest stock in the Standard & Poor's SmallCap 600 Index ($3.8 billion as of December 31, 2001).

             COLONIAL INTERNATIONAL FUND FOR GROWTH, VARIABLE SERIES

INVESTMENT GOAL

The Fund seeks long-term growth.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Fund invests primarily in equity securities of growth companies located outside the United States. The Fund may invest in equity securities located in any foreign country, including emerging market countries. The Fund may invest in companies of any size, including small-cap stocks. The Fund may also invest in high-quality foreign government debt securities. The Fund generally diversifies its holdings across several different countries and regions.

The Fund may invest up to 10% of its assets in shares of other investment companies. Investing in investment companies may involve payment of duplicate fees because the Fund, as a shareholder, will indirectly pay a portion of the other investment company's expenses.

Additional strategies that are not principal investment strategies and the risks associated with them are described later in this prospectus under "Other Investment Strategies and Risks."

PRINCIPAL INVESTMENT RISKS

The principal risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment goal. You may lose money by investing in the Fund.

Management risk means that Colonial's stock and bond selections and other investment decisions might produce losses or cause the Fund to underperform when compared to other funds with a similar investment goal. Market risk means that security prices in a market, sector or industry may fall, reducing the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goal or perform favorably compared with comparable funds.

Interest rate risk is the risk of a change in the price of a bond when prevailing interest rates increase or decline. In general, if interest rates rise, bond prices fall, and if interest rates fall, bond prices rise. Changes in the values of bonds usually will not affect the amount of income the Fund receives from them but will affect the value of the Fund's shares. Interest rate risk is generally greater for bonds with longer maturities.

Because the Fund may invest in debt securities issued by private entities, including corporate bonds and privately issued mortgage-backed and asset-backed securities, the Fund is subject to issuer risk. Issuer risk is the possibility that changes in the financial condition of the issuer of a security, changes in general economic conditions, or changes in economic conditions that affect the issuer may impact its actual or perceived willingness or ability to make timely payments of interest or principal. This could result in a decrease in the price of the security and in some cases a decrease in income.

Since it purchases equity securities, the Fund is subject to equity risk. This is the risk that stock prices will fall over short or extended periods of time. Although the stock market has historically outperformed other asset classes over the long term, the equity market tends to move in cycles. Individual stock prices may fluctuate drastically from day-to-day and may underperform other asset classes over an extended period of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

THE FUND COLONIAL INTERNATIONAL FUND FOR GROWTH, VARIABLE SERIES

Foreign securities are subject to special risks. Foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities without a change in the intrinsic value of those securities. The liquidity of foreign securities may be more limited than domestic securities, which means that the Fund may, at times, be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other fees are generally higher for foreign investments. The Fund may have limited legal recourse in the event of default with respect to certain debt securities issued by foreign governments. In addition, foreign governments may impose withholding taxes which would reduce the amount of income and capital gains available to distribute to shareholders. Other risks include the following: possible delays in the settlement of transactions or in the notification of income; less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of the company or its assets; and possible imposition of currency exchange controls.

Investment in emerging markets is subject to additional risk. The risks of foreign investments are typically increased in less developed countries, which are sometimes referred to as emerging markets. For example, political and economic structures in these countries may be new and developing rapidly, which may cause instability. These countries are also more likely to experience high levels of inflation, deflation or currency devaluations, which could hurt their economies and securities markets.

Smaller companies are more likely than larger companies to have limited product lines, operating histories, markets or financial resources. They may depend heavily on a small management team. Stocks of smaller companies may trade less frequently, may trade in smaller volumes and may fluctuate more sharply in price than stocks of larger companies. In addition, smaller companies may not be widely followed by the investment community, which can lower the demand for their stocks.

As a non-diversified mutual fund, the Fund is allowed to invest a greater percentage of its total assets in the securities of a single issuer. This may increase issuer risk and, therefore, the Fund may have a greater risk of loss than a similar diversified mutual fund.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

THE FUND COLONIAL INTERNATIONAL FUND FOR GROWTH, VARIABLE SERIES

PERFORMANCE HISTORY

The bar chart below shows changes in the Fund's performance from year to year by illustrating the Fund's calendar year total returns for its Class B shares. The performance table following the bar chart shows how the Fund's average annual returns for Class B shares compare with those of a broad measure of market performance for 1 year, 5 years and the life of the Fund. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements had not been in place, the performance results would have been lower. As with all mutual funds, past performance does not predict the Fund's future performance. Returns and value of an investment will vary, resulting in a gain or a loss on sale. The Fund's performance results do not reflect the cost of insurance and separate account charges which are imposed under your VA contract or VLI policy. The Fund's returns are compared to the Morgan Stanley Capital International EAFE Index (MSCI EAFE Index), an unmanaged index that tracks the performance of equity securities of developed countries outside North America. Unlike the Fund, indices are not investments, do not incur fees, expenses or taxes and are not professionally managed. It is not possible to invest directly in indices.

CALENDAR YEAR TOTAL RETURNS (CLASS B) (1)

   [THE FOLLOWING TABLE WAS DEPICTED AS A BAR CHART IN THE PRINTED MATERIAL.]

Year          International Fund
1995                5.85%
1996                5.61%
1997               -3.27%
1998               12.96%
1999               40.58%
2000              -18.47%
2001              -24.35%

For period shown in bar chart:
Best quarter: 4th quarter 1999, +23.31%
Worst quarter: 1st quarter 2001, -17.62%

AVERAGE ANNUAL TOTAL RETURNS - FOR PERIODS ENDED DECEMBER 31, 2001

                                   1 YEAR        5 YEARS       LIFE OF THE
                                                                  FUND
Class B (%)                        -24.35         -1.08(1)       -0.06(1)

MSCI EAFE Index (%)                -21.44          0.89           2.76(2)

(1) Class B is a newer class of shares. Its performance information includes returns of the Fund's Class A shares (the oldest existing fund class) for periods prior to its inception. These returns have not been restated to reflect any differences in expenses (such as Rule 12b-1 fees) between Class A shares and the newer class of shares. If differences in expenses had been reflected, the returns shown for periods prior to the inception of the newer class of shares would have been lower. Class A shares were initially offered on May 2, 1994, and Class B shares were initially offered on June 1, 2000.

(2)   Performance information is from April 30, 1994.

                         TRUST MANAGEMENT ORGANIZATIONS

THE TRUSTEES

The business of the Trust and the Fund is supervised by the Trust's Board of Trustees. The Statement of Additional Information contains the names of and biographical information on the Trustees.

INVESTMENT ADVISOR: LIBERTY ADVISORY SERVICES CORP.

LASC, located at One Financial Center, Boston, Massachusetts 02111, is the Fund's investment advisor. LASC is an indirect wholly owned subsidiary of FleetBoston Financial Corporation (FleetBoston). LASC has been an investment advisor since 1993. As of March 31, 2002, LASC managed over $855.4 million in assets. LASC designates the Fund's sub-advisor, evaluates and monitors the sub-advisor's performance and investment programs and recommends to the Board of Trustees whether the sub-advisor's contracts should be continued or modified and the addition or deletion of sub-advisors. LASC also has the responsibility of administering the Trust's operations, which it may delegate, at its own expense, to certain affiliates. LASC has delegated its administrative responsibilities to Colonial in accordance with this authority.

For the 2001 fiscal year, aggregate advisory fees paid to LASC by the Fund amounted to 0.90% of the average daily net assets of the Fund.

INVESTMENT SUB-ADVISOR AND PORTFOLIO MANAGERS

Colonial manages the assets of the Fund under the supervision of LASC and the Board of Trustees. Colonial determines which securities and other instruments are purchased and sold for the Fund. Colonial is an indirect wholly owned subsidiary of FleetBoston.

Colonial, an investment advisor since 1931, is the sub-advisor of the Fund. Colonial's principal business address is One Financial Center, Boston, Massachusetts 02111. As of March 31, 2002, Colonial managed over $14.5 billion in assets.

LASC, out of the management fees it receives from the Fund, pays Colonial a sub-advisory fee of 0.70% of the average daily net assets of the Fund.

Colonial also provides transfer agency, pricing and record keeping services for the Fund under separate agreements.

CHARLES R. ROBERTS, a senior vice president of Colonial, has been the lead manager for the Fund since March, 2000. Mr. Roberts is also managing director of international equities and a senior vice president of Newport Fund Management, Inc. (Newport) and its immediate parent, Newport Pacific Management, Inc. (Newport Pacific), both affiliates of Colonial. Mr. Roberts has been employed with Newport and Newport Pacific since November, 1998 and has managed other international funds in the Liberty group of funds since that time. Prior to joining Newport and Newport Pacific, he managed the European component of institutional international equity accounts at Progress Investment Management (Progress) from 1997 to November, 1998. Prior to joining Progress in 1997, he managed the European component of institutional international equity accounts and was a member of the investment policy committee at Sit/Kim International from 1994 to 1997.

DEBORAH F. SNEE, a vice president of Colonial and European analyst for Colonial, Stein Roe & Farnham Incorporated (Stein Roe) and Newport, has co-managed the Fund since March, 2000. Prior to joining Newport and Newport Pacific, Ms. Snee spent five years at Sit/Kim International as an emerging markets analyst.

Colonial will use Newport's trading facilities when buying or selling foreign securities for the Fund's portfolios. Newport executes all trades under its own procedures.

TRUST MANAGEMENT ORGANIZATIONS

Colonial's investment advisory business is part of a larger organization known as Columbia Management Group, Inc. (Columbia Management). Columbia Management is a wholly owned subsidiary of FleetBoston and includes several separate legal entities. Colonial and these other legal entities are managed by a single management team. These Columbia Management entities also share personnel, facilities and systems that may be used in providing administrative or operational services to the Fund. Colonial is a registered investment advisor.

AFFILIATED BROKER/DEALER

Colonial may use the services of AlphaTrade Inc., an affiliated broker-dealer, when buying or selling equity securities for the Fund's portfolio, pursuant to procedures adopted by the Board of Trustees.

RULE 12B-1 PLAN

The Fund has adopted a plan under Rule 12b-1 that permits the Fund to pay LFD marketing and other fees to support the sale and distribution of Class B shares. The annual distribution fee may equal up to 0.25% of average daily net assets for Class B shares. Distribution fees are paid out of the assets attributable to the Class B shares.

Over time, these fees will reduce the return on your investment and may cost you more than paying other types of sales charges.

MIXED AND SHARED FUNDING

As described above, the Fund serves as a funding medium for VA contracts and VLI policies of Participating Insurance Companies. The Fund may, from time to time, become a funding vehicle for VA contracts or VLI policies of other Participating Insurance Companies.

The interests of owners of VA contracts and VLI policies could diverge based on differences in state regulatory requirements, changes in the tax laws or other unanticipated developments. The Trust does not foresee any such differences or disadvantages at this time. However, the Trustees will monitor for such developments to identify any material irreconcilable conflicts and to determine what action, if any, should be taken in response to such conflicts. If such a conflict were to occur, one or more separate accounts might be required to withdraw its investments in the Fund or shares of another Fund may be substituted. This might force the Fund to sell securities at disadvantageous prices.

                      OTHER INVESTMENT STRATEGIES AND RISKS

The Fund's principal investment strategies and their associated risks are described under "The Fund-Principal Investment Strategies" and "The Fund-Principal Investment Risks." In seeking to meet its investment goal, the Fund may also invest in other securities and use certain other investment techniques. These securities and investment techniques offer opportunities and carry various risks. The Fund may elect not to buy any of these securities or use any of these techniques unless it believes that doing so will help the Fund achieve its investment goal. The Fund may not always achieve its investment goal. Additional information about the Fund's securities and investment techniques, as well as the Fund's fundamental and non-fundamental investment policies, is contained in the Statement of Additional Information.

This section describes other investments the Fund may make and the risks associated with them. In seeking to achieve its investment goal, the Fund may invest in various types of securities and engage in various investment techniques which are not the principal focus of the Fund and therefore are not described in this prospectus. These types of securities and investment practices are identified and discussed in the Fund's Statement of Additional Information, which you may obtain free of charge (see back cover). Except as otherwise noted, approval by the Fund's shareholders is not required to modify or change the Fund's investment goal or any of its investment strategies.

STRUCTURE RISK

Structure risk is the risk that an event will occur (such as a security being prepaid or called) that alters the security's cash flows. Prepayment risk is a particular type of structure risk that is associated with investments in mortgage-backed securities and asset-backed securities. Prepayment risk is the possibility that asset-backed securities may be prepaid if the underlying debt securities are prepaid. Prepayment risk for mortgage-backed securities is the possibility that, as prevailing interest rates fall, homeowners are more likely to refinance their home mortgages. When mortgages are refinanced, the principal on mortgage-backed securities is paid earlier than expected. In an environment of declining interest rates, asset-backed securities and mortgage-backed securities may offer less potential for gain than other debt securities. During periods of rising interest rates, these securities have a high risk of declining in price because the declining prepayment rates effectively increase the expected life of the security. In addition, the potential impact of prepayment on the price of these securities may be difficult to predict and result in greater volatility.

DERIVATIVE STRATEGIES

The Fund may enter into a number of hedging strategies, including those that employ futures and options, to gain or reduce exposure to particular securities or markets. These strategies, commonly referred to as derivatives, involve the use of financial instruments whose values depend on, or are derived from, the value of an underlying security, index or currency. The Fund may use these strategies to adjust the Fund's sensitivity to changes in interest rates, or for other hedging purposes (i.e., attempting to offset a potential loss in one position by establishing an interest in an opposite position). Derivative strategies involve the risk that they may exaggerate a loss, potentially losing more money than the actual cost of the underlying security, or limit a potential gain. Also, with some derivative strategies there is the risk that the other party to the transaction may fail to honor its contract terms, causing a loss to the Fund.

ADDITIONAL EQUITY RISK

The Fund may invest in publicly and privately issued equity securities, including common and preferred stocks, warrants, and rights, as well as instruments that attempt to track the price movement of equity indices. Investments in equity securities and equity derivatives in general are subject to market risks that may cause their prices to fluctuate over time. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of equity securities in which the Fund invests will cause the net asset value of the Fund to fluctuate. An investment in the Fund may be more suitable for long-term investors who can bear the risk of short-term principal fluctuations.

OTHER INVESTMENT STRATEGIES AND RISKS

PRICING RISK

The Fund's securities are valued at their stated market value if price quotations are available and, if not, by the method that most accurately reflects their current worth as determined in good faith under procedures established by the Board of Trustees. This procedure implies an unavoidable risk that the Fund's prices are higher or lower than the prices that the securities might actually command if the Fund were to sell them. If the Fund has valued the securities too highly, you may end up paying too much for Fund shares when you buy. If the Fund underestimates securities prices, you may not receive the full market value for your Fund shares when you sell.

EARLY CLOSING RISK

The normal close of trading of securities listed on the NASDAQ National Market System and the New York Stock Exchange is 4:00 p.m. Eastern time. Unanticipated early closings may result in the Fund being unable to sell or buy securities on that day. If an exchange closes early on a day when the Fund needs to execute a high volume of securities trades late in a trading day, the Fund might incur substantial trading losses.

TEMPORARY DEFENSIVE STRATEGIES

At times, Colonial may determine that adverse market conditions make it desirable to temporarily suspend the Fund's normal investment activities. During such times, the Fund may, but is not required to, invest in cash or high-quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent the Fund from achieving its investment goals.

                              FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's financial performance. Information is shown for the Fund's fiscal years since inception, which run from January 1 to December 31, unless otherwise indicated. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions) but do not reflect the cost of insurance and other company separate account charges which vary with the VA contracts or VLI policies. This information has been derived from the Fund's financial statements which have been audited by PricewaterhouseCoopers LLP, independent accountants, whose reports, along with the Fund's financial statements, are included in the Fund's annual report. You can request a free annual report by writing LFD (see back cover for address) or by calling or writing the Participating Insurance Company which issued your VA contract or VLI policy.

COLONIAL INTERNATIONAL FUND FOR GROWTH, VARIABLE SERIES

                                                              Year ended          Period ended
                                                             December 31,         December 31,
                                                                 2001               2000 (a)

                                                                Class B             Class B
                                                                -------             -------
Net asset value, Beginning of period ($)                         1.93                 2.50
                                                               ------                -----
INCOME FROM INVESTMENT OPERATIONS ($):

Net investment income (loss) (b)                                   --(c)             (0.01)
                                                               ------                -----
Net realized and unrealized loss on investments                 (0.47)               (0.22)
                                                               ------                -----
Total from Investment Operations                                (0.47)               (0.23)
                                                               ======                =====
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS ($):

From net investment income                                         --                (0.04)
                                                               ------                -----
In excess of net investment income                                 --                   --(c)
                                                               ------                -----
From net realized capital gains                                    --                (0.30)
                                                               ------                -----
In excess of net realized capital gains                            --                   --(c)
                                                               ------                -----
Total Distributions Declared to Shareholders                       --                (0.34)
                                                               ------                -----
Net asset value, End of period ($)                               1.46                 1.93
                                                               ------                -----
Total return (%) (d)(e)                                        (24.35)               (9.01)(f)
                                                               ======                =====

RATIOS TO AVERAGE NET ASSETS (%):                                1.48                 1.33(h)
                                                               ------                -----
Expenses (g)
Net investment income (loss) (g)                                 0.16                (0.43)(h)
                                                               ======                =====
Portfolio turnover rate (%)                                        34                   76
                                                               ------                -----
Net assets, end of period (000's) ($)                               1                    1

(a)   Class B shares were initially offered on June 1, 2000.

(b) Per share data was calculated using average shares outstanding during the period.

(c)   Rounds to less than $0.01.

(d) Total return at net asset value assuming all distributions reinvested. Total return figure does not include any insurance company charges associated with a variable annuity. If (e) included, total return would be reduced.

(f)   Not annualized.

(g) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had no impact.

(h)   Annualized.

                             SHAREHOLDER INFORMATION

PURCHASES AND REDEMPTIONS

The Participating Insurance Companies place daily orders to purchase and redeem shares of the Fund. These orders generally reflect the net effect of instructions they receive from holders of their VA contracts and VLI policies and certain other terms of those contracts and policies. The Fund issues and redeems shares at net asset value without imposing any selling commissions, sales charge or redemption charge. Shares generally are sold and redeemed at their net asset value next determined after receipt of purchase or redemption requests from Participating Insurance Companies. The right of redemption may be suspended or payment postponed whenever permitted by applicable law and regulations.

HOW THE FUND CALCULATES NET ASSET VALUE

Each share price is its net asset value next determined. The Fund determines its net asset value for each share class by dividing each class's total net assets by the number of that class's outstanding shares. The net asset value is determined at the close of regular trading on the New York Stock Exchange
(NYSE), usually 4:00 p.m. Eastern time, on each business day that the NYSE is open (typically Monday through Friday).

To calculate the net asset value on a given day, the Fund values each stock listed or traded on a stock exchange at its latest sale price on that day. If there are no sales on that day, the Fund values the security at the most recent quoted bid price. The Fund values each over-the-counter security or NASDAQ National Market System security as of the last sales price for that day. The Fund values other over-the-counter securities that have reliable quotes at the latest quoted bid price.

The Fund values long-term debt obligations and securities convertible into common stock at fair value. Pricing services provide the Fund with the value of the securities. When the price of a security is not available, including days when the Fund determines that the sale or bid price of the security does not reflect that security's market value, the Fund will value the security at a fair value determined in good faith under procedures established by the Board of Trustees.

The Fund may also value a security at fair value when events have occurred after the last available market price and before the close of the NYSE that materially affect the security's price. In the case of foreign securities, this could include events occurring after the close of the foreign market and before the close of the NYSE. The Fund's foreign securities may trade on days when the NYSE is closed for trading, and therefore the net asset value of the Fund's shares may change on days when Participating Insurance Companies may not purchase or redeem shares.

DIVIDENDS AND DISTRIBUTIONS

The Fund intends to declare and distribute, as income dividends or capital gains distributions, at least annually, substantially all of its net investment income and net profits realized from the sale of portfolio securities, if any, to its shareholders (Participating Insurance Companies' separate accounts). The net investment income of the Fund consists of all dividends or interest received by the Fund, less expenses (including investment advisory and administrative fees). Income dividends will be declared and distributed annually. All net short-term and long-term capital gains of the Fund, net of carry-forward losses, if any, realized during the fiscal year, are declared and distributed periodically, no less frequently than annually. All dividends and distributions are reinvested in additional shares of the Fund at net asset value, as of the record date for the distributions.

SHAREHOLDER INFORMATION

TAX CONSEQUENCES

The Fund is treated as a separate entity for federal income tax purposes and has elected or intends to elect to be treated, and intends to qualify each year, as a "regulated investment company" under Subchapter M of the Internal Revenue Code (the Code). The Fund must satisfy certain requirements relating to the sources of its income, diversification of its assets and distribution of its income to shareholders to qualify as a regulated investment company. As a regulated investment company, the Fund will not be subject to federal income tax on any net investment income and net realized capital gains that are distributed to its shareholders as required under the Code.

In addition, the Fund follows certain portfolio diversification requirements imposed by the Code on separate accounts of insurance companies relating to the tax-deferred status of VA contracts and VLI policies. More specific information on these diversification requirements is contained in the prospectus that describes a particular VA contract or VLI policy.

OTHER CLASS OF SHARES

The Fund also offers an additional class of shares, Class A shares, which are not available in this prospectus. Your particular VA contract or VLI policy may not offer these shares.

FOR MORE INFORMATION

Additional information about the Fund's investments is available in the Fund's semi-annual and annual reports to shareholders. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance over its last fiscal year.

You may wish to read the Statement of Additional Information for more information on the Fund and the securities in which it invests. The Statement of Additional Information is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.

You can get free copies of reports and the Statement of Additional Information, request other information and discuss your questions about the Fund by writing or calling the Fund's distributor at:

Liberty Funds Distributor, Inc.
One Financial Center
Boston, MA  02111-2621
1-800-426-3750
www.libertyfunds.com

or by calling or writing the Participating Insurance Company which issued your VA contract or VLI policy.

Text-only versions of all Fund documents can be viewed online or downloaded from the EDGAR database on the Securities and Exchange Commission internet site at www.sec.gov.

You can review and copy information about the Fund by visiting the following location, and you can obtain copies, upon payment of a duplicating fee by electronic request at the E-mail address publicinfo@sec.gov or by writing the:

Public Reference Room
Securities and Exchange Commission
Washington, DC 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.

INVESTMENT COMPANY ACT FILE NUMBER:

Liberty Variable Investment Trust: 811-07556

Colonial International Fund for Growth, Variable Series

                        [LOGO] LibertyFunds
                               A Member of Columbia Management Group

                               (C) 2002 Liberty Funds Distributor, Inc.
                               A Member of Columbia Management Group
                               One Financial Center, Boston, MA 02111-2621
                               800.426.3750   www.libertyfunds.com

                        LIBERTY VARIABLE INVESTMENT TRUST

PROSPECTUS DATED MAY 1, 2002

COLONIAL INTERNATIONAL FUND FOR GROWTH, VARIABLE SERIES

CLASS A SHARES

Trust shares are available only through variable annuity contracts and variable life insurance policies of participating insurance companies.

                                    * * * *

This prospectus must be accompanied by a prospectus for your variable annuity contract or variable life insurance policy. Retain both prospectuses for future reference.

                                    * * * *

Although these securities have been registered with the Securities and Exchange Commission, the Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

NOT FDIC INSURED

MAY LOSE VALUE

NO BANK GUARANTEE

                                TABLE OF CONTENTS


THE TRUST                                                                    3

THE FUND                                                                     3

Defining Capitalization....................................................  3

This section discusses the following topics: Investment Goal,
Principal Investment Strategies, Principal Investment Risks and
Performance History
Colonial International Fund for Growth, Variable Series....................  4

TRUST MANAGEMENT ORGANIZATIONS                                               7

The Trustees...............................................................  7
Investment Advisor:  Liberty Advisory Services Corp........................  7
Investment Sub-Advisor and Portfolio Managers..............................  7
Mixed and Shared Funding...................................................  8

OTHER INVESTMENT STRATEGIES AND RISKS                                        9

FINANCIAL HIGHLIGHTS                                                        11

SHAREHOLDER INFORMATION                                                     12

Purchases and Redemptions.................................................. 12
How the Fund Calculates Net Asset Value.................................... 12
Dividends and Distributions................................................ 12
Tax Consequences........................................................... 13
Other Class of Shares...................................................... 13


                                    THE TRUST

Liberty Variable Investment Trust (Trust) includes seventeen separate mutual funds, each with its own investment goals and strategies. This Prospectus contains information about Colonial International Fund for Growth, Variable Series (Fund). Liberty Advisory Services Corp. (LASC) is the investment advisor to the Fund. LASC has appointed an investment sub-advisor for the Fund, Colonial Management Associates, Inc. (Colonial). Colonial is an affiliate of LASC.

Other funds may be added or deleted from time to time. The Fund offers two classes of shares - Class A and Class B shares. Each share class has its own expense structure. This prospectus contains only Class A shares.

The Fund is an investment option under variable annuity contracts (VA contracts) and variable life insurance policies (VLI policies) issued by life insurance companies (Participating Insurance Companies). Participating Insurance Companies invest in the Fund through separate accounts that they set up for that purpose. Owners of VA contracts and VLI policies invest in sub-accounts of those separate accounts through instructions they give to their insurance company. The principal underwriter of the Fund is Liberty Funds Distributor, Inc. (LFD). LFD is an affiliate of LASC.

The prospectuses of the Participating Insurance Companies' separate accounts describe which funds are available to the purchasers of their VA contracts and VLI policies. The Trust assumes no responsibility for the accuracy of those prospectuses.

                                    THE FUND

DEFINING CAPITALIZATION

A company's market capitalization is simply its stock price multiplied by the number of shares of stock it has outstanding. In the financial markets, companies generally are sorted into one of three capitalization-based categories: large capitalization (large-cap); middle capitalization (mid-cap); or small capitalization (small-cap). In defining a company's market capitalization, the advisor uses capitalization-based categories that are based in part on those of Standard & Poor's Index Services. All market capitalizations are determined at the time of purchase.

LARGE CAPITALIZATION. Large-cap stocks are stocks with market capitalizations greater than $5 billion. In addition, any stock that is represented in the Standard & Poor's 500 Index is considered a large-cap stock.

MIDDLE CAPITALIZATION. Mid-cap stocks are stocks with market capitalizations between $1 billion and the capitalization of the largest stock in the Standard & Poor's MidCap 400 Index (S&P MidCap Index) ($10.4 billion as of December 31,
2001). In addition, any stock that is represented in the S&P MidCap Index is considered a mid-cap stock.

SMALL CAPITALIZATION. Small-cap stocks are stocks with market capitalizations equal to or less than the capitalization of the largest stock in the Standard & Poor's SmallCap 600 Index ($3.8 billion as of December 31, 2001).

             COLONIAL INTERNATIONAL FUND FOR GROWTH, VARIABLE SERIES

INVESTMENT GOAL

The Fund seeks long-term growth.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Fund invests primarily in equity securities of growth companies located outside the United States. The Fund may invest in equity securities located in any foreign country, including emerging market countries. The Fund may invest in companies of any size, including small-cap stocks. The Fund may also invest in high-quality foreign government debt securities. The Fund generally diversifies its holdings across several different countries and regions.

The Fund may invest up to 10% of its assets in shares of other investment companies. Investing in investment companies may involve payment of duplicate fees because the Fund, as a shareholder, will indirectly pay a portion of the other investment company's expenses.

Additional strategies that are not principal investment strategies and the risks associated with them are described later in this prospectus under "Other Investment Strategies and Risks."

PRINCIPAL INVESTMENT RISKS

The principal risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment goal. You may lose money by investing in the Fund.

Management risk means that Colonial's stock and bond selections and other investment decisions might produce losses or cause the Fund to underperform when compared to other funds with a similar investment goal. Market risk means that security prices in a market, sector or industry may fall, reducing the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goal or perform favorably compared with comparable funds.

Interest rate risk is the risk of a change in the price of a bond when prevailing interest rates increase or decline. In general, if interest rates rise, bond prices fall, and if interest rates fall, bond prices rise. Changes in the values of bonds usually will not affect the amount of income the Fund receives from them but will affect the value of the Fund's shares. Interest rate risk is generally greater for bonds with longer maturities.

Because the Fund may invest in debt securities issued by private entities, including corporate bonds and privately issued mortgage-backed and asset-backed securities, the Fund is subject to issuer risk. Issuer risk is the possibility that changes in the financial condition of the issuer of a security, changes in general economic conditions, or changes in economic conditions that affect the issuer may impact its actual or perceived willingness or ability to make timely payments of interest or principal. This could result in a decrease in the price of the security and in some cases a decrease in income.

Since it purchases equity securities, the Fund is subject to equity risk. This is the risk that stock prices will fall over short or extended periods of time. Although the stock market has historically outperformed other asset classes over the long term, the equity market tends to move in cycles. Individual stock prices may fluctuate drastically from day-to-day and may underperform other asset classes over an extended period of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

THE FUND COLONIAL INTERNATIONAL FUND FOR GROWTH, VARIABLE SERIES

Foreign securities are subject to special risks. Foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities without a change in the intrinsic value of those securities. The liquidity of foreign securities may be more limited than domestic securities, which means that the Fund may, at times, be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other fees are generally higher for foreign investments. The Fund may have limited legal recourse in the event of default with respect to certain debt securities issued by foreign governments. In addition, foreign governments may impose withholding taxes which would reduce the amount of income and capital gains available to distribute to shareholders. Other risks include the following: possible delays in the settlement of transactions or in the notification of income; less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of the company or its assets; and possible imposition of currency exchange controls.

Investment in emerging markets is subject to additional risk. The risks of foreign investments are typically increased in less developed countries, which are sometimes referred to as emerging markets. For example, political and economic structures in these countries may be new and developing rapidly, which may cause instability. These countries are also more likely to experience high levels of inflation, deflation or currency devaluations, which could hurt their economies and securities markets.

Smaller companies are more likely than larger companies to have limited product lines, operating histories, markets or financial resources. They may depend heavily on a small management team. Stocks of smaller companies may trade less frequently, may trade in smaller volumes and may fluctuate more sharply in price than stocks of larger companies. In addition, smaller companies may not be widely followed by the investment community, which can lower the demand for their stocks.

As a non-diversified mutual fund, the Fund is allowed to invest a greater percentage of its total assets in the securities of a single issuer. This may increase issuer risk and, therefore, the Fund may have a greater risk of loss than a similar diversified mutual fund.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

THE FUND COLONIAL INTERNATIONAL FUND FOR GROWTH, VARIABLE SERIES

PERFORMANCE HISTORY

The bar chart below shows changes in the Fund's performance from year to year by illustrating the Fund's calendar year total returns for its Class A shares. The performance table following the bar chart shows how the Fund's average annual returns for Class A shares compare with those of a broad measure of market performance for 1 year, 5 years and the life of the Fund. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements had not been in place, the performance results would have been lower. As with all mutual funds, past performance does not predict the Fund's future performance. Returns and value of an investment will vary, resulting in a gain or a loss on sale. The Fund's performance results do not reflect the cost of insurance and separate account charges which are imposed under your VA contract or VLI policy. The Fund's returns are compared to the Morgan Stanley Capital International EAFE Index (MSCI EAFE Index), an unmanaged index that tracks the performance of equity securities of developed countries outside North America. Unlike the Fund, indices are not investments, do not incur fees, expenses or taxes and are not professionally managed. It is not possible to invest directly in indices.

CALENDAR YEAR TOTAL RETURNS (CLASS A)

 [THE FOLLOWING MATERIAL WAS DEPICTED BY A BAR CHART IN THE PRINTED MATERIAL.]

Year          International Fund
----          ------------------
1995                5.85%
1996                5.61%
1997               -3.27%
1998               12.96%
1999               40.58%
2000              -18.47%
2001              -24.35%

For period shown in bar chart:

Best quarter:  4th quarter 1999, +23.31%
Worst quarter:  1st quarter 2001, -17.62%

AVERAGE ANNUAL TOTAL RETURNS - FOR PERIODS ENDED DECEMBER 31, 2001

                         INCEPTION      1 YEAR     5 YEARS     LIFE OF THE
                           DATE                                    FUND
Class A (%)               5/2/94         -24.35       -1.08          -0.06

MSCI EAFE Index (%)         N/A          -21.44        0.89         2.76(1)

(1) Performance information is from April 30, 1994.

                         TRUST MANAGEMENT ORGANIZATIONS

THE TRUSTEES

The business of the Trust and the Fund is supervised by the Trust's Board of Trustees. The Statement of Additional Information contains the names of and biographical information on the Trustees.

INVESTMENT ADVISOR: LIBERTY ADVISORY SERVICES CORP.

LASC, located at One Financial Center, Boston, Massachusetts 02111, is the Fund's investment advisor. LASC is an indirect wholly owned subsidiary of FleetBoston Financial Corporation (FleetBoston). LASC has been an investment advisor since 1993. As of March 31, 2002, LASC managed over $855.4 million in assets. LASC designates the Fund's sub-advisor, evaluates and monitors the sub-advisor's performance and investment programs and recommends to the Board of Trustees whether the sub-advisor's contracts should be continued or modified and the addition or deletion of sub-advisors. LASC also has the responsibility of administering the Trust's operations, which it may delegate, at its own expense, to certain affiliates. LASC has delegated its administrative responsibilities to Colonial in accordance with this authority.

For the 2001 fiscal year, aggregate advisory fees paid to LASC by the Fund amounted to 0.90% of the average daily net assets of the Fund.

INVESTMENT SUB-ADVISOR AND PORTFOLIO MANAGERS

Colonial manages the assets of the Fund under the supervision of LASC and the Board of Trustees. Colonial determines which securities and other instruments are purchased and sold for the Fund. Colonial is an indirect wholly owned subsidiary of FleetBoston.

Colonial, an investment advisor since 1931, is the sub-advisor of the Fund. Colonial's principal business address is One Financial Center, Boston, Massachusetts 02111. As of March 31, 2002, Colonial managed over $14.5 billion in assets.

LASC, out of the management fees it receives from the Fund, pays Colonial a sub-advisory fee of 0.70% of the average daily net assets of the Fund.

Colonial also provides transfer agency, pricing and record keeping services for the Fund under separate agreements.

CHARLES R. ROBERTS, a senior vice president of Colonial, has been the lead manager for the Fund since March, 2000. Mr. Roberts is also managing director of international equities and a senior vice president of Newport Fund Management, Inc. (Newport) and its immediate parent, Newport Pacific Management, Inc. (Newport Pacific), both affiliates of Colonial. Mr. Roberts has been employed with Newport and Newport Pacific since November, 1998 and has managed other international funds in the Liberty group of funds since that time. Prior to joining Newport and Newport Pacific, he managed the European component of institutional international equity accounts at Progress Investment Management (Progress) from 1997 to November, 1998. Prior to joining Progress in 1997, he managed the European component of institutional international equity accounts and was a member of the investment policy committee at Sit/Kim International from 1994 to 1997.

DEBORAH F. SNEE, a vice president of Colonial and European analyst for Colonial, Stein Roe & Farnham Incorporated (Stein Roe) and Newport, has co-managed the Fund since March, 2000. Prior to joining Newport and Newport Pacific, Ms. Snee spent five years at Sit/Kim International as an emerging markets analyst.

Colonial will use Newport's trading facilities when buying or selling foreign securities for the Fund's portfolios. Newport executes all trades under its own procedures.

TRUST MANAGEMENT ORGANIZATIONS

Colonial's investment advisory business is part of a larger organization known as Columbia Management Group, Inc. (Columbia Management). Columbia Management is a wholly owned subsidiary of FleetBoston and includes several separate legal entities. Colonial and these other legal entities are managed by a single management team. These Columbia Management entities also share personnel, facilities and systems that may be used in providing administrative or operational services to the Fund. Colonial is a registered investment advisor.

AFFILIATED BROKER/DEALER

Colonial may use the services of AlphaTrade Inc., an affiliated broker-dealer, when buying or selling equity securities for the Fund's portfolio, pursuant to procedures adopted by the Board of Trustees.

MIXED AND SHARED FUNDING

As described above, the Fund serves as a funding medium for VA contracts and VLI policies of Participating Insurance Companies. The Fund may, from time to time, become a funding vehicle for VA contracts or VLI policies of other Participating Insurance Companies.

The interests of owners of VA contracts and VLI policies could diverge based on differences in state regulatory requirements, changes in the tax laws or other unanticipated developments. The Trust does not foresee any such differences or disadvantages at this time. However, the Trustees will monitor for such developments to identify any material irreconcilable conflicts and to determine what action, if any, should be taken in response to such conflicts. If such a conflict were to occur, one or more separate accounts might be required to withdraw its investments in the Fund or shares of another Fund may be substituted. This might force the Fund to sell securities at disadvantageous prices.

                     OTHER INVESTMENT STRATEGIES AND RISKS

The Fund's principal investment strategies and their associated risks are described under "The Fund-Principal Investment Strategies" and "The Fund-Principal Investment Risks." In seeking to meet its investment goal, the Fund may also invest in other securities and use certain other investment techniques. These securities and investment techniques offer opportunities and carry various risks. The Fund may elect not to buy any of these securities or use any of these techniques unless it believes that doing so will help the Fund achieve its investment goal. The Fund may not always achieve its investment goal. Additional information about the Fund's securities and investment techniques, as well as the Fund's fundamental and non-fundamental investment policies, is contained in the Statement of Additional Information.

This section describes other investments the Fund may make and the risks associated with them. In seeking to achieve its investment goal, the Fund may invest in various types of securities and engage in various investment techniques which are not the principal focus of the Fund and therefore are not described in this prospectus. These types of securities and investment practices are identified and discussed in the Fund's Statement of Additional Information, which you may obtain free of charge (see back cover). Except as otherwise noted, approval by the Fund's shareholders is not required to modify or change the Fund's investment goal or any of its investment strategies.

STRUCTURE RISK

Structure risk is the risk that an event will occur (such as a security being prepaid or called) that alters the security's cash flows. Prepayment risk is a particular type of structure risk that is associated with investments in mortgage-backed securities and asset-backed securities. Prepayment risk is the possibility that asset-backed securities may be prepaid if the underlying debt securities are prepaid. Prepayment risk for mortgage-backed securities is the possibility that, as prevailing interest rates fall, homeowners are more likely to refinance their home mortgages. When mortgages are refinanced, the principal on mortgage-backed securities is paid earlier than expected. In an environment of declining interest rates, asset-backed securities and mortgage-backed securities may offer less potential for gain than other debt securities. During periods of rising interest rates, these securities have a high risk of declining in price because the declining prepayment rates effectively increase the expected life of the security. In addition, the potential impact of prepayment on the price of these securities may be difficult to predict and result in greater volatility.

DERIVATIVE STRATEGIES

The Fund may enter into a number of hedging strategies, including those that employ futures and options, to gain or reduce exposure to particular securities or markets. These strategies, commonly referred to as derivatives, involve the use of financial instruments whose values depend on, or are derived from, the value of an underlying security, index or currency. The Fund may use these strategies to adjust the Fund's sensitivity to changes in interest rates, or for other hedging purposes (i.e., attempting to offset a potential loss in one position by establishing an interest in an opposite position). Derivative strategies involve the risk that they may exaggerate a loss, potentially losing more money than the actual cost of the underlying security, or limit a potential gain. Also, with some derivative strategies there is the risk that the other party to the transaction may fail to honor its contract terms, causing a loss to the Fund.

ADDITIONAL EQUITY RISK

The Fund may invest in publicly and privately issued equity securities, including common and preferred stocks, warrants, and rights, as well as instruments that attempt to track the price movement of equity indices. Investments in equity securities and equity derivatives in general are subject to market risks that may cause their prices to fluctuate over time. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of equity securities in which the Fund invests will cause the net asset value of the Fund to fluctuate. An investment in the Fund may be more suitable for long-term investors who can bear the risk of short-term principal fluctuations.

OTHER INVESTMENT STRATEGIES AND RISKS

PRICING RISK

The Fund's securities are valued at their stated market value if price quotations are available and, if not, by the method that most accurately reflects their current worth as determined in good faith under procedures established by the Board of Trustees. This procedure implies an unavoidable risk that the Fund's prices are higher or lower than the prices that the securities might actually command if the Fund were to sell them. If the Fund has valued the securities too highly, you may end up paying too much for Fund shares when you buy. If the Fund underestimates securities prices, you may not receive the full market value for your Fund shares when you sell.

EARLY CLOSING RISK

The normal close of trading of securities listed on the NASDAQ National Market System and the New York Stock Exchange is 4:00 p.m. Eastern time. Unanticipated early closings may result in the Fund being unable to sell or buy securities on that day. If an exchange closes early on a day when the Fund needs to execute a high volume of securities trades late in a trading day, the Fund might incur substantial trading losses.

TEMPORARY DEFENSIVE STRATEGIES

At times, Colonial may determine that adverse market conditions make it desirable to temporarily suspend the Fund's normal investment activities. During such times, the Fund may, but is not required to, invest in cash or high-quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent the Fund from achieving its investment goals.

                              FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's financial performance. Information is shown for the Fund's last five fiscal years which run from January 1 to December 31, unless otherwise indicated. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions) but do not reflect the cost of insurance and other company separate account charges which vary with the VA contracts or VLI policies. This information has been derived from the Fund's financial statements which have been audited by PricewaterhouseCoopers LLP, independent accountants, whose reports, along with the Fund's financial statements, are included in the Fund's annual report. You can request a free annual report by writing LFD (see back cover for address) or by calling or writing the Participating Insurance Company which issued your VA contract or VLI policy.

COLONIAL INTERNATIONAL FUND FOR GROWTH, VARIABLE SERIES

                                                                                Year ended December 31,
                                                            2001        2000          1999         1998         1997

                                                          Class A      Class A      Class A      Class A      Class A
                                                         ---------    ---------    ---------    ---------    ---------
Net asset value, Beginning of period ($)                      1.93         2.79         2.00         1.78         1.96
                                                         ---------    ---------    ---------    ---------    ---------
INCOME FROM INVESTMENT OPERATIONS ($):

Net investment income (a)                                     0.01         0.03         0.03         0.02         0.02
                                                         ---------    ---------    ---------    ---------    ---------
Net realized and unrealized gain (loss) on investments       (0.48)       (0.55)        0.78         0.21        (0.08)
                                                         ---------    ---------    ---------    ---------    ---------
Total from Investment Operations                             (0.47)       (0.52)        0.81         0.23        (0.06)
                                                         =========    =========    =========    =========    =========
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS ($):

From net investment income                                      --        (0.04)       (0.02)          --        (0.02)
                                                         ---------    ---------    ---------    ---------    ---------
In excess of net investment income                              --         --(b)           --       (0.01)       (0.02)
                                                         ---------    ---------    ---------    ---------    ---------
From net realized capital gains                                 --        (0.30)          --           --        (0.08)
                                                         ---------    ---------    ---------    ---------    ---------
In excess of net realized capital gains                         --         --(b)          --           --           --
                                                         ---------    ---------    ---------    ---------    ---------
Total Distributions Declared to Shareholders                    --        (0.34)       (0.02)       (0.01)       (0.12)
                                                         ---------    ---------    ---------    ---------    ---------
Net asset value, End of period ($)                            1.46         1.93         2.79         2.00         1.78
                                                         ---------    ---------    ---------    ---------    ---------
Total return (%) (c)(d)                                     (24.35)      (18.47)       40.58        12.96        (3.27)
                                                         =========    =========    =========    =========    =========
RATIOS TO AVERAGE NET ASSETS (%):

Expenses (e)                                                  1.23         1.08         1.10         1.24         1.34
                                                         ---------    ---------    ---------    ---------    ---------
Net investment income (e)                                     0.41         1.20         1.14         0.77         0.82
                                                         =========    =========    =========    =========    =========
Portfolio turnover (%)                                          34           76           35           28           28
                                                         ---------    ---------    ---------    ---------    ---------
Net assets, end of period (000's) ($)                       41,299       61,372       82,071       52,468       30,600

(a) Per share data was calculated using average shares outstanding during the period.

(b)   Rounds to less than $0.01.

(c)   Total return at net asset value assuming all distributions reinvested.

(d) Total return figure does not include any insurance company charges associated with a variable annuity. If included, total return would be reduced.

(e) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had no impact.

                             SHAREHOLDER INFORMATION

PURCHASES AND REDEMPTIONS

The Participating Insurance Companies place daily orders to purchase and redeem shares of the Fund. These orders generally reflect the net effect of instructions they receive from holders of their VA contracts and VLI policies and certain other terms of those contracts and policies. The Fund issues and redeems shares at net asset value without imposing any selling commissions, sales charge or redemption charge. Shares generally are sold and redeemed at their net asset value next determined after receipt of purchase or redemption requests from Participating Insurance Companies. The right of redemption may be suspended or payment postponed whenever permitted by applicable law and regulations.

HOW THE FUND CALCULATES NET ASSET VALUE

Each share price is its net asset value next determined. The Fund determines its net asset value for each share class by dividing each class's total net assets by the number of that class's outstanding shares. The net asset value is determined at the close of regular trading on the New York Stock Exchange
(NYSE), usually 4:00 p.m. Eastern time, on each business day that the NYSE is open (typically Monday through Friday).

To calculate the net asset value on a given day, the Fund values each stock listed or traded on a stock exchange at its latest sale price on that day. If there are no sales on that day, the Fund values the security at the most recent quoted bid price. The Fund values each over-the-counter security or NASDAQ National Market System security as of the last sales price for that day. The Fund values other over-the-counter securities that have reliable quotes at the latest quoted bid price.

The Fund values long-term debt obligations and securities convertible into common stock at fair value. Pricing services provide the Fund with the value of the securities. When the price of a security is not available, including days when the Fund determines that the sale or bid price of the security does not reflect that security's market value, the Fund will value the security at a fair value determined in good faith under procedures established by the Board of Trustees.

The Fund may also value a security at fair value when events have occurred after the last available market price and before the close of the NYSE that materially affect the security's price. In the case of foreign securities, this could include events occurring after the close of the foreign market and before the close of the NYSE. The Fund's foreign securities may trade on days when the NYSE is closed for trading, and therefore the net asset value of the Fund's shares may change on days when Participating Insurance Companies may not purchase or redeem shares.

DIVIDENDS AND DISTRIBUTIONS

The Fund intends to declare and distribute, as income dividends or capital gains distributions, at least annually, substantially all of its net investment income and net profits realized from the sale of portfolio securities, if any, to its shareholders (Participating Insurance Companies' separate accounts). The net investment income of the Fund consists of all dividends or interest received by the Fund, less expenses (including investment advisory and administrative fees). Income dividends will be declared and distributed annually. All net short-term and long-term capital gains of the Fund, net of carry-forward losses, if any, realized during the fiscal year, are declared and distributed periodically, no less frequently than annually. All dividends and distributions are reinvested in additional shares of the Fund at net asset value, as of the record date for the distributions.

SHAREHOLDER INFORMATION

TAX CONSEQUENCES

The Fund is treated as a separate entity for federal income tax purposes and has elected or intends to elect to be treated, and intends to qualify each year, as a "regulated investment company" under Subchapter M of the Internal Revenue Code (the Code). The Fund must satisfy certain requirements relating to the sources of its income, diversification of its assets and distribution of its income to shareholders to qualify as a regulated investment company. As a regulated investment company, the Fund will not be subject to federal income tax on any net investment income and net realized capital gains that are distributed to its shareholders as required under the Code.

In addition, the Fund follows certain portfolio diversification requirements imposed by the Code on separate accounts of insurance companies relating to the tax-deferred status of VA contracts and VLI policies. More specific information on these diversification requirements is contained in the prospectus that describes a particular VA contract or VLI policy.

OTHER CLASS OF SHARES

The Fund also offers an additional class of shares, Class B shares, which are not available in this prospectus. Your particular VA contract or VLI policy may not offer these shares.

FOR MORE INFORMATION

Additional information about the Fund's investments is available in the Fund's semi-annual and annual reports to shareholders. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance over its last fiscal year.

You may wish to read the Statement of Additional Information for more information on the Fund and the securities in which it invests. The Statement of Additional Information is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.

You can get free copies of reports and the Statement of Additional Information, request other information and discuss your questions about the Fund by writing or calling the Fund's distributor at:

Liberty Funds Distributor, Inc.
One Financial Center
Boston, MA  02111-2621
1-800-426-3750
www.libertyfunds.com

or by calling or writing the Participating Insurance Company which issued your VA contract or VLI policy.

Text-only versions of all Fund documents can be viewed online or downloaded from the EDGAR database on the Securities and Exchange Commission internet site at www.sec.gov.

You can review and copy information about the Fund by visiting the following location, and you can obtain copies, upon payment of a duplicating fee by electronic request at the E-mail address publicinfo@sec.gov or by writing the:

Public Reference Room
Securities and Exchange Commission
Washington, DC 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.

INVESTMENT COMPANY ACT FILE NUMBER:

Liberty Variable Investment Trust:  811-07556

Colonial International Fund for Growth, Variable Series

                        [LOGO] LIBERTYFUNDS
                               A Member of Columbia Management Group

                               (C) 2002 Liberty Funds Distributor, Inc.
                               A Member of Columbia Management Group
                               One Financial Center, Boston, MA 02111-2621
                               800.426.3750   www.libertyfunds.com